Fee Income - (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Distribution fees	$ 1,079	$ 1,026
Fund management and other asset-based fees	6,391	6,089
Administrative service and other fees	1,589	1,466
Total fee income	$ 9,059	$ 8,581